Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes		Royalties		Fees		Prod. Entitlements		Comm. Social Resp.	Total Payments
Total		$ 9.6		$ 441.3		$ 39.0		$ 17.7		$ 1.5	$ 509.1
BRUNEI DARUSSALAM
Total		1.1									1.1
BRUNEI DARUSSALAM | Government of Brunei Darussalam [Member]
Total		1.1									1.1
CANADA
Total	[1]	8.5		71.8		3.4		17.7			101.4
CANADA | Government of Canada [Member]
Total	[1]	3.7		11.0							14.7
CANADA | Municipal District of Greenview, Alberta [Member]
Total	[1]	1.0									1.0
CANADA | Government of Alberta [Member]
Total		1.9	[1]	5.4	[1]	0.8	[1]	$ 17.7	[1]		25.8
CANADA | Government of British Columbia [Member]
Total	[1]	$ 1.9		26.0		2.4					30.3
CANADA | Government of Newfoundland and Labrador [Member]
Total	[1]			29.4		0.2					29.6
CÔTE D'IVOIRE
Total	[2]					11.4				1.2	12.6
CÔTE D'IVOIRE | Receveur des Grandes Entreprises [Member]
Total	[2]					7.7					7.7
CÔTE D'IVOIRE | Direction Generale des Hydrocarbures [Member]
Total	[2]					0.3				1.2	1.5
CÔTE D'IVOIRE | Petroci Comite de Negociation de CP [Member]
Total						3.4
MEXICO
Total	[3]					11.2					11.2
MEXICO | Fondo Mexicano del Petroleo para la Estabilizacion y el Desarrollo [Member]
Total	[3]					7.2					7.2
MEXICO | Servicio de Administracion Tributaria [Member]
Total	[3]					4.0					4.0
UNITED STATES
Total				369.5		13.0					382.5
UNITED STATES | U.S. Department of the Interior [Member]
Total				$ 369.5		1.4					370.9
UNITED STATES | U.S. Office Of Natural Resources Revenue [Member]
Total						$ 11.6					11.6
VIET NAM
Total										0.3	0.3
VIET NAM | Vietnam Oil and Gas Group [Member]
Total										$ 0.3	$ 0.3

[1]	The conversion to U.S. dollars is based on the exchange rate as of December 31, 2023.
[2]	The conversion to U.S. dollars is based on the exchange rate as of December 31, 2023.
[3]	The conversion to U.S. dollars is based on the exchange rate as of December 31, 2023.